PACIFIC CAPITAL FUNDS
Small Cap Fund
Mid-Cap Fund
Growth Stock Fund
Growth and Income Fund
Value Fund
Supplement Dated July 24, 2007
to Prospectuses Dated November 28, 2006
Small Cap Fund Developments
The Trustees of the Trust have approved a new sub-advisory agreement for Pacific Capital Small Cap Fund (the “Small Cap Fund”) among the Trust, Asset Management Group of Bank of Hawaii (“AMG”), and Mellon Equity Associates, LLP (“Mellon Equity”). Effective June 26, 2007, Mellon Equity replaced Nicholas-Applegate Capital Management as a sub-adviser for a portion of the Small Cap Fund using a “small cap value” strategy.
Information in the “Small Cap Fund — Principal Investment Strategies” section of the Class A/B/C Prospectus (pages 13-14) and the Class Y Prospectus (pages 11-12) is revised as follows:
AMG has selected three different asset managers for the day-to-day portfolio management of the Fund, rather than two asset managers: Nicholas-Applegate Capital Management (“NACM”), Wellington Management Company, LLP (“Wellington Management”) and Mellon Equity Associates, LLP (“Mellon Equity”).
NACM manages a portion of the Fund’s portfolio using a “systematic small cap” strategy, but no longer manages a portion of the portfolio using a “small cap value” strategy. Mellon Equity manages a portion of the Fund’s portfolio using a “small cap value” strategy. Mellon Equity utilizes a quantitative stock selection process to identify companies that Mellon Equity considers to be undervalued. The portions of the Fund’s portfolio managed by NACM, Wellington Management and Mellon Equity will be determined from time to time by the Adviser in consultation with each of them, subject to capacity constraints.
The footnote to “Management fee” in the “Fees and Expenses” tables of the Class A/B/C Prospectus (page 16) and the Class Y Prospectus (page 14) is revised as follows:
The first sentence is revised to indicate that the Management fee is comprised of fees paid to Mellon Equity as well as the Adviser, NACM and Wellington Management. The second sentence is revised to also indicate that the Adviser’s fee is 0.55% of the average daily net assets managed by Mellon Equity. The portion of the footnote referencing the voluntary waiver by the Adviser is revised to indicate that fees paid to the sub-advisers are offset by a voluntary waiver in the fees paid to the Adviser so that the total Management fee does not exceed 1.00%. The portions of the footnote referring to NACM’s small cap value strategy are deleted. Mellon Equity receives an annual fee based on the portion of the Fund’s assets it manages, at the rate of 0.55% of the first $100 million of average daily net assets, 0.50% of the next $100 million of average daily net assets and 0.45% of average daily net assets in excess of $200 million.
Information in the “Fund Management — The Sub-Advisers” section of the Class A/B/C Prospectus (pages 60-61) and the Class Y Prospectus (pages 48-49) is revised as follows:
The references to NACM’s “small cap value” strategy are deleted.
Mellon Equity Associates, LLP (“Mellon Equity”), located at 500 Grant Street, Suite 4200, Pittsburgh, Pennsylvania 15258, is a sub-adviser for a portion of the Small Cap Fund, and provides investment advisory services with respect to a portion of that Fund’s portfolio. Mellon Equity receives an annual fee based on the portion of the Fund’s assets it manages using the “small cap value” strategy, at the rate of 0.55% of the first $100 million of average daily net assets, 0.50% of the next $100 million of average daily net assets and 0.45% of average daily net assets in excess of $200 million.

On July 1, 2007, The Bank of New York Mellon Corporation (“BNY Mellon”) was formed through a merger between Mellon Financial Corporation and The Bank of New York Company, Inc. Prior to the merger, Mellon Equity, currently a wholly-owned, indirect subsidiary of BNY Mellon, was a wholly-owned, indirect subsidiary of Mellon Financial Corporation.
Information in the “Portfolio Managers — Small Cap Fund” section of the Class A/B/C Prospectus (page 62) and the Class Y Prospectus (page 50) is revised as follows:
The references to NACM’s “small cap value” strategy are deleted.
A team led by Ronald P. Gala, CFA, is responsible for the day-to-day management of the portion of the Fund’s portfolio managed by Mellon Equity. Mr. Gala, Senior Vice President, is a team leader for Mellon Equity’s small cap, balanced and large-cap growth product teams. He joined Mellon Equity in 1993 and has over twenty years of experience as an investment professional. Prior to joining Mellon Equity, Mr. Gala was a senior portfolio manager with Mellon Financial Corporation’s trust group.
The footnote to the table in the “Fund Management — The Investment Adviser” section of the Class A/B/C Prospectus (page 60) and the Class Y Prospectus (page 48) is revised as follows:
The second sentence is revised to indicate that the Adviser’s contractual fee is also 0.55% of the average daily net assets managed by Mellon Equity. The portions of the footnote referencing NACM’s “small cap value” strategy are deleted.
Mid-Cap Fund Developments
Effective July 1, 2007, the Adviser changed its voluntary waiver of the management fee with respect to Class A, Class C and Class Y shares of Pacific Capital Mid-Cap Fund and is currently limiting its portion of the management fee to 0.35%.
Growth Stock Fund, Growth and Income Fund, and Value Fund Developments
The Trustees of the Trust have approved a new sub-advisory agreement for Pacific Capital Growth Stock Fund (the “Growth Stock Fund”), Pacific Capital Growth and Income Fund (the “Growth and Income Fund”) and Pacific Capital Value Fund (the “Value Fund”) (each a “Fund” and collectively, the “Funds”) among the Trust, AMG, and Chicago Equity Partners, LLC (“CEP”). The shareholders of each Fund approved the new sub-advisory agreement at a special meeting on June 8, 2007. Effective June 29, 2007, CEP serves as each Fund’s sub-adviser and is responsible for the day-to-day management of the Fund’s investment portfolio, subject to the supervision of AMG, which continues to serve as the Fund’s investment adviser. Prior to June 29, 2007, AMG provided the day-to-day investment advisory services to each Fund.
The Trustees of the Trust have also approved a change in the benchmark index for the Growth Stock Fund, from the Russell 1000® Growth Index to the S&P 500/Citigroup Growth Index, to better reflect the Fund’s investment strategy.
The first paragraph in the “Growth Stock Fund — Risk/Return Summary and Fund Expenses” section and the performance table of the Class A/B/C Prospectus (page 23) and the Class Y Prospectus (page 19) are revised as follows:
The S&P 500/Citigroup Growth Index measures the performance of all stocks in the S&P 500 Index (the 500 largest U.S. companies based on total market capitalization) that are classified as growth stocks. A proprietary methodology is used to score constituents, which are weighted according to their market capitalizations. The results of this Index have been as follows:

	Past	Past 5	Past 10
	Year	Years	Years
S&P500/Citigroup Growth Index****	11.01%	3.30%	7.13%

****Reflects no deduction for fees, expenses or taxes. Prior to December 19, 2005 this Index was known as the S&P 500/Barra Growth Index.
The first paragraph in the “Value Fund — Principal Investment Strategies” section of the Class A/B/C Prospectus (page 30) and the Class Y Prospectus (page 24) is revised as follows:
Determinations regarding Fund investments will be made by the Sub-Adviser rather than the Adviser.
The “Fees and Expenses” tables and the footnotes to the “Fees and Expenses” tables for the Growth Stock Fund, Growth and Income Fund and Value Fund in the Class A/B/C Prospectus (pages 24, 28 and 32) and the Class Y Prospectus (pages 20, 23 and 26) are revised as follows:
A footnote is added to “Management fee” to indicate that the Management fee includes fees of 0.55% payable to the Adviser and 0.25% payable to the Sub-Adviser and to further indicate that the Adviser is voluntarily limiting its portion of the Management fee to 0.35%. Voluntary expense waivers may be revised or cancelled at any time.
Information in the “Fund Management — The Sub-Advisers” section of the Class A/B/C Prospectus (pages 60-61) and the Class Y Prospectus (pages 48-49) is revised as follows:
For the services of Chicago Equity Partners, LLC (“CEP”), the Mid-Cap Fund pays CEP 0.20% of the Mid-Cap Fund’s average daily net assets, and the Growth Stock Fund, the Growth and Income Fund, and the Value Fund each pays CEP 0.25% of their respective average daily net assets.
Information in the “Portfolio Managers” sections of the Class A/B/C Prospectus (pages 62-63) and the Class Y Prospectus (page 51) is revised as follows:
References to management of the Growth Stock Fund, Growth and Income Fund and Value Fund by the Equity Investment Team of AMG are deleted. These Funds are managed by CEP, using the same team approach and personnel as the Mid-Cap Fund.